OTHER CURRENT ASSETS (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Mar. 06, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 05, 2022
Short-Term Debt [Line Items]
Proceeds from promissory notes receivable		$ 2,060
Treasury Stock purchase		$ 500
Jupiter Wellness Acquisition Corp [Member]
Short-Term Debt [Line Items]
Proceeds from promissory notes receivable	$ 2,060
Treasury Stock purchase, shares	47,541
Treasury Stock purchase	$ 500
Unsecured Promissory Note [Member] | Jupiter Wellness Acquisition Corp [Member]
Short-Term Debt [Line Items]
Promissory notes receivable	$ 1,180				$ 1,380